CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit (loss)	€ 13,961	€ 5,840	€ (8,628)
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans	60	119	(16)
Share of other comprehensive income (loss) on equity-accounted investments	3	2
Change of minor investments measured at fair value with effects to OCI	56	105	24
Tax effect	(5)	(77)	25
Total items that are not reclassified to profit or loss in later periods, net of tax	114	149	33
Items that may be reclassified to profit or loss in later periods
Currency translation differences	1,095	2,828	(3,314)
Change in the fair value of cash flow hedging derivatives	794	(1,264)	661
Share of other comprehensive income (loss) on equity-accounted investments	(12)	(34)	32
Tax effect	(234)	372	(192)
Total items that may be reclassified to profit or loss in later periods, net of tax	1,643	1,902	(2,813)
Total other items of comprehensive income (loss)	1,757	2,051	(2,780)
Total comprehensive income (loss)	15,718	7,891	(11,408)
Attributable to Eni	15,643	7,872	(11,415)
Attributable to non-controlling interest	€ 75	€ 19	€ 7